Inventory (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Inventory [Abstract]
Raw materials	$ 219,449	$ 218,137
Work in process	38,962	22,539
Finished goods	78,886	58,707
Total inventory	337,297	299,383
Scrap	59,300	58,500
Inventory adjustments		$ 60,000